Finance Costs (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Finance Costs

	2021	2020	2019
	RMB million	RMB million	RMB million
Interest on bank borrowings	1,946	1,112	1,149
Interest relating to lease liabilities	3,113	3,655	3,894
Interest relating to post-retirement benefit obligations	83	85	92
Interest relating to provision for lease return costs for aircraft and engines	278	283	270
Interest on bonds and debentures	842	632	520
Interest relating to interest rate swap contracts	17	4	(68)
Less: amounts capitalized into advanced payments on acquisition of aircraft (note (a))	(467)	(558)	(687)

	5,812	5,213	5,170

Foreign exchange losses, net (note (b))	—	—	990

	5,812	5,213	6,160

Notes

(a)
The weighted average interest rate used for interest capitalization is 3.57% per annum for the year ended December 31, 2021 (for the year ended December 31, 2020: 3.55%; for the year ended December 31, 2019: 3.51%).

(b)	The exchange gains and losses primarily related to the translation of the Group’s foreign currency denominated borrowings and lease liabilities for the year ended December 31, 2021, 2020 and 2019.